Note 9 - Segment Data (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting [Abstract]
Number of Operating Segments	4
Proceeds from Life Insurance Policies	$ 141,907
Increase In Policy Claims Liability Due To Past Events		$ 2,380,617